Consolidated Balance Sheets (Parenthetical) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	CAD 61	CAD 66
Accumulated amortization, Net	274	305
Long-term debt measured at fair value	0	252
Long-term debt measured at fair value	CAD 51	CAD 0